Amounts receivable	12 Months Ended
Dec. 31, 2022
Amounts receivable
Amounts receivable
8.	Amounts receivable

	2022	2021
	$	$

Trade receivables	1,777	499
Exploration tax credits	8,360	6,648
Sales taxes	889	803
Other	20	1
	11,046	7,951